UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22974

Eagle Point Credit Company LLC

(Exact name of registrant as specified in charter)

20 Horseneck Lane

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Thomas P. Majewski

c/o Eagle Point Credit Company LLC

20 Horseneck Lane

Greenwich, CT 06830

(Name and address of agent for service)

Copies to

Thomas J. Friedmann
Allison M. Fumai
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006
(202) 261-3300

Registrant’s telephone number, including area code: (203) 862-3150

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS

The Semi-Annual Report to Stockholders is filed herewith.

I.	Unaudited Financial Statements as of June 30, 2014 and for the Period March 31, 2014 (Date of Organization) through June 30, 2014

EAGLE POINT CREDIT COMPANY LLC
(A Delaware Limited Liability Company,
A Wholly-Owned Subsidiary of Eagle Point Credit Partners Sub, Ltd.)

STATEMENT OF FINANCIAL CONDITION
as of June 30, 2014
(unaudited)

ASSETS
Investments at fair value (cost $142,578,894)	$149,369,140
Cash	8,344,839
Total Assets	$157,713,979
LIABILITIES AND MEMBER’S EQUITY
Liabilities	$—
Total Liabilities	—
Commitments and Contingencies (see note 6)
Member’s Equity	157,713,979
Total Liabilities and Member’s Equity	$157,713,979

See accompanying notes to financial statements.

EAGLE POINT CREDIT COMPANY LLC
(A Delaware Limited Liability Company,
A Wholly-Owned Subsidiary of Eagle Point Credit Partners Sub, Ltd.)

SCHEDULE OF INVESTMENTS
as of June 30, 2014
(unaudited)

	Investment	Par	Maturity	Cost	Fair Value(1)	% of Members’s Equity
CLO Debt
THL Credit Wind River 2014-1 CLO Ltd.	Class E Notes	2,125,000	4/18/2026	$1,939,063	$1,949,372	1.24%
Marathon CLO VI Ltd.	Class C Notes	1,062,500	5/13/2025	1,007,250	1,010,560	0.64%
Marathon CLO VI Ltd.	Class D Notes	1,275,000	5/13/2025	1,171,215	1,181,647	0.75%
				4,117,528	4,141,579	2.63%
CLO Equity(2)
Octagon Investment Partners XIV, Ltd.	Subordinated Notes, Residual Interest	12,325,000	1/15/2024	11,080,175	10,329,877	6.55%
Sheridan Square CLO, Ltd.	Subordinated Notes, Residual Interest	5,517,775	4/15/2025	5,221,491	5,190,942	3.29%
CIFC Funding 2013-II, Ltd.	Subordinated Notes, Residual Interest	12,325,000	4/18/2025	10,511,392	12,930,959	8.20%
CVC Apidos XIV	Subordinated Notes, Residual Interest	11,177,500	4/15/2025	10,269,328	10,951,559	6.94%
THL Credit Wind River 2013-2 CLO Ltd.	Subordinated Notes, Residual Interest	11,462,250	1/18/2026	10,192,212	10,717,204	6.80%
THL Credit Wind River 2013-2 CLO Ltd.	Class M Notes	1,275,000	1/18/2026	451,912	585,013	0.37%
Babson CLO Ltd. 2013-II	Subordinated Notes, Residual Interest	12,939,125	1/18/2025	11,391,261	12,130,699	7.69%
CIFC Funding 2014, Ltd.	Subordinated Notes, Residual Interest	11,687,500	4/18/2025	10,612,595	11,258,032	7.14%
Marathon CLO VI Ltd.	Subordinated Notes, Residual Interest	2,975,000	5/13/2025	2,856,000	2,891,700	1.83%
				72,586,366	76,985,985	48.81%
CLO Loan Accumulation Facilities
Eaton Vance 2014-1, Ltd.	Preference Shares, Residual Interest	12,632,555	8/29/2016	12,750,000	13,466,418	8.54%
Birchwood Park CLO, Ltd.	Preference Shares, Residual Interest	21,250,000	1/6/2017	21,250,000	22,486,978	14.26%
Apidos CLO XIX	Preference Shares, Residual Interest	8,500,000	5/22/2017	8,500,000	8,563,368	5.43%
Cutwater 2014-I, Ltd.	Junior Notes, Residual Interest	12,750,000	4/18/2015	12,750,000	13,031,269	8.26%
Mountain View CLO 2014-1 Ltd.	Convertible Subordinated Notes, Residual Interest	10,625,000	5/25/2016	10,625,000	10,693,543	6.78%
				65,875,000	68,241,576	43.27%
Total investments at fair value as of June 30, 2014				$142,578,894	$149,369,140	94.71%

(1)	Fair value is determined by the Board in accordance with the Company's valuation policies and procedures.
(2)	CLO Equity includes CLO subordinated notes and Class M notes. Fair value includes the Company's interest in fee rebates on CLO subordinated notes.

See accompanying notes to financial statements.

EAGLE POINT CREDIT COMPANY LLC
(A Delaware Limited Liability Company,
A Wholly-Owned Subsidiary of Eagle Point Credit Partners Sub, Ltd.)

STATEMENT OF OPERATIONS
For the period March 31, 2014 (date of organization) through June 30, 2014
(unaudited)

INVESTMENT INCOME
Interest income	$12,548
Total Investment Income	12,548
EXPENSES
Other expenses	779
Total Expenses	779
NET INVESTMENT INCOME	11,769
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	701,432
Net change in unrealized appreciation on investments	1,689,236
NET GAIN ON INVESTMENTS	2,390,668
NET INCOME	$2,402,437

See accompanying notes to financial statements.

EAGLE POINT CREDIT COMPANY LLC
(A Delaware Limited Liability Company,
A Wholly-Owned Subsidiary of Eagle Point Credit Partners Sub, Ltd.)

STATEMENT OF MEMBER’S EQUITY
For the period March 31, 2014 (date of organization) through June 30, 2014
(unaudited)

Member’s Equity
Member’s equity at March 31, 2014	$10,000
Equity contributions	155,301,542
Net investment income	11,769
Net realized gain on investments	701,432
Net change in unrealized appreciation on investments	1,689,236
Member’s equity at June 30, 2014	$157,713,979

See accompanying notes to financial statements.

EAGLE POINT CREDIT COMPANY LLC
(A Delaware Limited Liability Company,
A Wholly-Owned Subsidiary of Eagle Point Credit Partners Sub, Ltd.)

STATEMENT OF CASH FLOWS
For the period March 31, 2014 (date of organization) through June 30, 2014
(unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,402,437
Adjustments to reconcile net income to net cash provided by operating activities:
Purchase of investments	(8,500,000)
Proceeds from sales of investments	10,448,094
Net change in unrealized appreciation on investments	(1,689,236)
Net realized gain on investments	(701,432)
Net cash provided by operating activities	1,959,863
CASH FLOWS FROM FINANCING ACTIVITIES
Equity contributions	6,374,976
Net cash provided by financing activities	6,374,976
NET INCREASE IN CASH	8,334,839
CASH, BEGINNING OF PERIOD	10,000
CASH, END OF PERIOD	$8,344,839
Supplementary disclosure of non-cash operating and financing activities
Equity contribution in kind, at fair value (cost $143,825,556) (see note 5)	$148,926,566

See accompanying notes to financial statements.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

1. ORGANIZATION

Eagle Point Credit Company LLC (the “Company”) is a Delaware limited liability company which was formed on March 24, 2014 pursuant to a limited liability company agreement, as amended (the “Agreement”). The Company’s date of organization was March 31, 2014, which is the date of seeding of the Company.

The Company, based in Greenwich, Connecticut is a wholly owned subsidiary of Eagle Point Credit Partners Sub, Ltd., a Cayman Island exempted company (the “Member”), which, in turn, is a subsidiary of Eagle Point Credit Partners LP (the “Private Fund”). The Private Fund is a master fund in a master feeder structure and has three feeder funds that invest substantially all of their assets in the Private Fund (the “Feeder Funds”).

Eagle Point Credit Management LLC (the “Adviser”) is the investment adviser of the Company, the Member and the Private Fund, and manages the day-to-day affairs of the Company under the supervision of the Company’s Board of Directors. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940. Effective June 6, 2014, Eagle Point Administration LLC, an affiliate of the Adviser, became the administrator of the Company (the “Administrator”).

On June 6, 2014, the Company filed a Form N-8A and N-2 (“Registration Statement) with the SEC to register as a closed-end management investment company under the Investment Company Act of 1940, as amended. The Company is currently in the registration process. Prior to the effectiveness of its registration statement, the Company intends to convert into a Delaware corporation and to spin-off from the Member and the Private Fund as a stand-alone entity. Upon conversion, certain investors in the Feeder Funds have agreed to effectively convert a percentage of their interest in the respective Feeder Fund for common shares of the Company, as a redemption in kind out of the Private Fund and the Feeder Funds. Upon registration, the Company intends to apply for listing on the New York Stock Exchange with the symbol “ECC”.

The Company’s primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. The Company seeks to achieve its investment objectives by investing primarily in equity and junior debt tranches of collateralized loan obligations, or “CLOs,” that are collateralized by a diverse portfolio consisting primarily of below investment grade U.S. senior secured loans. The CLO securities in which the Company will primarily seek to invest are unrated or rated below investment grade and are considered speculative with respect to timely payment of interest and repayment of principal. The Company may also invest in other securities and instruments that are related to these investments or that the Adviser believes are consistent with the Company’s investment objectives, including, among other investments, senior debt tranches of CLOs and loan accumulation facilities. In connection with the acquisition of newly issued CLO equity, the Company may from time to time receive fee rebates from the CLO issuer. The Company’s interests in fee rebates are held in the name of Eagle Point Credit Sub II Ltd, an affiliated entity under common control which is owned 42.5% by the Company. Such fees are typically non-transferable and may be paid to the Company over the life of the respective CLO. The Company shall have perpetual existence unless sooner dissolved and wound up by the Members.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The accompanying financial statements have been prepared in conformity with US GAAP.

Fair Value of Financial Instruments — Assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 825, are carried at fair value or contractual amounts approximating fair value.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Use of Estimates — The preparation of the Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount included in the Financial Statements at reporting date. The Adviser has estimated the fair value of the Company’s investments in the absence of readily determinable fair values. Because of the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Transactions — The Company records the purchases and sales of securities on trade date.

Valuation of Investments — The most significant estimate inherent in the preparation of the Company’s Financial Statements is the valuation of investments. There is no single method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Company.

The Company accounts for its investments in accordance with U.S. GAAP, which defines fair value, establishes a framework for measuring fair value, and requires enhanced disclosures about fair value measurements. Investments are reflected on the Financial Statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e. the exit price). The Company’s fair valuation process is reviewed and approved by the Company’s Board of Directors.

The fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices or for which fair value can be measured from actively quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories based on inputs:

•	Level I — Quoted prices (unadjusted) are available in active markets for identical investments that the Company has the ability to access as of the reporting date.
•	Level II — Pricing inputs are observable for the investments, either directly or indirectly, as of the reporting date, but are not the same as those used in Level I.
•	Level III — Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant judgment or estimation from the Adviser.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input that is significant to the fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Investments for which observable market prices in active markets do not exist are reported at fair value based on Level III inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions that the Adviser believes market participants would use in valuing the investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability).

Investments are valued at least monthly taking into account information available as of the reporting date. Valuations are approved by the Company’s Board of Directors.

See Note 4 “Investments” for further discussion relating to the Company’s investments.

In valuing its CLO debt, CLO equity and CLO loan accumulation facility investments, the Adviser considers a variety of relevant factors including price indications from multiple dealers, recent trading prices for specific investments, recent purchases and sales made by the Adviser in similar securities and output from a third-party financial model.

The third-party financial model contains detailed information on the characteristics of each CLO including recent information about assets and liabilities, and is used to project future cash flows. Key inputs to the model, including assumptions for future loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates are determined by considering both observable and third-party data in the market and prevailing general market assumptions and conventions as well as those of the Adviser.

Cash and Cash Equivalents — The Company has defined cash and cash equivalents as cash and short-term, highly liquid investments with original maturities of three months or less from the date of purchase. The Company maintains its cash in bank accounts, which, at times, may exceed Federal insured limits. The Adviser monitors the performance of the financial institution where the accounts are held in order to manage any risk associated with such accounts. No cash equivalent balances were held at June 30, 2014.

Income and Expense Recognition — Interest income is recognized on the accrual basis of accounting using the effective yield method. Other income may include the Master Fund’s share of income under the terms of Class M notes and participation agreements and is recognized on the accrual basis. Expenses are recorded on the accrual basis. Realized gains and losses are recorded using the specific identification method.

Organization Costs — The Adviser has agreed to pay all of the Company’s organization expenses incurred as of June 30, 2014.

Income Taxes — The Company is treated as a disregarded entity for U.S. federal income tax purposes and therefore no provision for income taxes has been made in the financial statements.

The Company recognizes tax benefits of uncertain tax positions only where the position is more-likely than-not (i.e. greater than 50 percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Company must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely than-not recognition threshold is measured to determine the amount of benefit to recognize in the Company’s financial statements. Income tax and related interest and penalties would be recognized by the Company as tax expense in the Statement of Operations if the tax positions were deemed to meet the more-likely than-not threshold.

The Adviser has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

The following is the major tax jurisdiction for the Company and the earliest tax year subject to examination: United States — 2014.

Upon conversion to a corporation, the Company intends to operate so as to qualify to be taxed as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders.

3. MEMBER’S EQUITY

As of June 30, 2014, the Member had committed and funded equity contributions of $155,311,541. Until such time as the Company converts into a corporation, Eagle Point Credit Partners Sub, Ltd. will retain all of the Company’s units and will remain its sole member.

4. INVESTMENTS

Fair Value Measurement

The following tables summarize the valuation of the Company’s investments measured and reported at fair value by the fair value hierarchy levels described in Note 2 “Summary of Significant Accounting Policies” as of June 30, 2014.

	Level I	Level II	Level III	Total
CLO Debt	$—	$—	$4,141,579	$4,141,579
CLO Equity	—	—	76,985,985	76,985,985
CLO Loan Accumulation Facilities	—	—	68,241,576	68,241,576
Total investments, at fair value	$—	$—	$149,369,140	$149,369,140

The changes in investments classified as Level III are as follows for the period ended June 30, 2014:

	CLO Debt	CLO Equity	CLO Loan Accumulation Facilities	Total
Balance, March 31, 2014	$—	$—	$—	$—
Purchases of investments*	6,632,450	83,219,961	67,574,155	157,426,566
Sales of investments	(2,500,594)	(7,947,500)	–	(10,448,094)
Net realized and unrealized gains (losses)	9,723	1,713,524	667,421	2,390,668
Balance, June 30, 2014	$4,141,579	$76,985,985	$68,241,576	$149,369,140
Change in unrealized appreciation on investments still held as of June 30, 2014	$(22,369)	$1,044,184	$667,421	$1,689,236

*	Includes contribution in kind of securities at fair value on June 6, 2014.

The total realized gains and losses recorded for Level III investments, if any, are reported in “Net realized gain on investments,” while changes in unrealized gains and losses are reported in “Net change in unrealized appreciation of investments” in the Statement of Operations.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

4. INVESTMENTS  – (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level III of the fair value hierarchy as of June 30th, 2014. In addition to the techniques and inputs noted in the table below, according to the Company’s valuation policy, The Adviser may use other valuation techniques and methodologies when determining the Company’s fair value measurements as provided for in the valuation policy approved by the Board of Directors. The table below is not intended to be all-inclusive, but rather provides information on the significant Level III inputs as they relate to the Company’s fair value measurements.

CLO Equity	$76,985,985	Discounted	Constant Default Rate	0.0% – 2.0%
		Cash Flows	Constant Prepayment Rate	25.0%
			Reinvestment Spread	3.40% – 3.95%
			Reinvestment Price	99.50%
			Reinvestment Floor	0.0% – 1.0%
			Recovery Rate	70.0%
			Discount Rate	7.6% – 13.1%

Increases (decreases) in the constant default rate, reinvestment price and discount rate in isolation would result in a lower (higher) fair value measurement. Increases (decreases) in the reinvestment spread, reinvestment floor and recovery rate in isolation would result in a higher (lower) fair value measurement. Changes in the constant prepayment rate may result in a higher or lower fair value, depending on the circumstances. Generally, a change in the assumption used for the constant default rate may be accompanied by a directionally opposite change in the assumption used for the constant prepayment rate and recovery rate.

The Company’s CLO debt and CLO loan accumulation facilities have been valued using unadjusted indicative broker dealer quotes and unadjusted trustee reports provided by third parties, respectively. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of these investments at June 30th, 2014.

CLO loan accumulation facilities are typically medium term in nature and are entered into in contemplation of a specific CLO investment. Unless the CLO loan accumulation facility documents contemplate transferring the underlying loans at a price other than original cost plus accrued interest or the Adviser determines that the originally contemplated CLO is unlikely to be consummated, the fair value of the CLO loan accumulation facility is based on cost of the underlying loans plus accrued interest. In all other situations, the fair value of the CLO loan accumulation facility is based on the market value of the underlying loans plus accrued interest.

Investment Risk Factors and Concentration of Investments

The Adviser seeks investment opportunities that offer the possibility of attaining substantial investment returns. Certain events particular to each market in which the Company’s investments conduct its operations, as well as general economic and political conditions, may have a significant negative impact on the operations and profitability of the Company’s investments and/or on the fair value of the Company’s investments. Such events are beyond the Company’s control, and the likelihood that they may occur and the effect on the Company cannot be predicted.

The Company’s portfolio may be concentrated in a limited number of investments in CLO vehicles, which will subject the Company to a risk of significant losses if those vehicles experience losses. There may also be risk associated with the concentration of investments in one geographic region or in certain industries.

The ability to liquidate the investments and realize value is subject to significant limitations and uncertainties, as there are generally no public markets for the Company’s investments at the current time.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

4. INVESTMENTS  – (continued)

The fair value of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, distributions to the CLO equity tranche could be reduced if LIBOR increases modestly (due to the presence of LIBOR floors on the assets but not on the CLO debt). In addition, there may be some difference between the timing of interest rate resets on the CLO debt and the assets of a CLO, which could have a negative effect on the amount of funds distributed to the CLO equity tranche. CLOs may not be able to enter into hedge agreements, even if it would otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of its assets and operating results.

The Company may invest capital in CLO loan accumulation facilities to acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a CLO loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses. Leverage is often utilized in a CLO loan accumulation facility and as such the potential risk of loss will be increased for such CLO loan accumulation facilities that employ leverage.

5. RELATED PARTY TRANSACTIONS

On June 6, 2014, the Company entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Company will pay to the Adviser, for its services, a base management fee and an incentive fee, starting on the date in which the Registration Statement of the Company is declared effective by the SEC.

The base management fee will be calculated and will be payable quarterly in arrears and will equal an annual rate of 1.75% of the Company’s “total equity base” as defined in the Advisory Agreement. The incentive fee will be calculated and will be payable quarterly in arrears and will equal 20% of the Company’s “pre-incentive fee net investment income”, for the immediately preceding quarter, subject to a preferred return, or “hurdle,” of 2.00% of the Company’s NAV (8.00% annualized) and a “catch up” feature, which is 100% of the Company’s pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the 2.00% hurdle rate but is less than 2.50% in any calendar quarter.

Effective June 6, 2014, the Company entered into an administration agreement (the “Administration Agreement”) with the Administrator. Pursuant to the terms of the Administration Agreement, the Administrator will perform, or arrange for the performance of, the Company’s required administrative services. The Company will reimburse the Administrator for the costs and expenses incurred in performing its obligations under the Administration Agreement. No administration expenses were incurred for the period from June 6, 2014 through June 30, 2014.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

5. RELATED PARTY TRANSACTIONS  – (continued)

On June 6, 2014, the Member contributed $155,301,542 to the Company, consisting of cash of $6,374,976 and securities with a fair value of $148,926,566 (cost basis of $143,825,556) as detailed in the following table:

	Cost at June 6, 2014	Fair Value at June 6, 2014
CLO Debt	$6,586,030	$6,632,450
CLO Equity	79,864,526	83,219,961
CLO Loan Accumulation Facilities	57,375,000	59,074,155
Total	$143,825,556	$148,926,566

The contribution price represents fair value of the securities as of the contribution date as determined by the Company’s Audit Committee and Board of Directors in accordance with U.S. GAAP.

6. COMMITMENTS AND CONTINGENCIES

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these agreements cannot be known, however, the Company expects any risk of loss to be remote.

As of June 30, 2014 the Company had approximately $12,750,000 in unfunded commitments towards investments in loan accumulation facilities.

7. FINANCIAL HIGHLIGHTS

Financial highlights for the period from March 31, 2014 (date of organization) through June 30, 2014 for the Member are as follows:

Period ended June 30, 2014
Total return	1.55%
Ratio to average Member’s equity
Expenses	0.00%
Net investment income	0.01%
Portfolio turnover	6.68%

The ratios for the period from March 31, 2014 (date of organization) through June 30, 2014 have not been annualized.

EAGLE POINT CREDIT COMPANY LLC
(A WHOLLY OWNED SUBSIDIARY OF EAGLE POINT CREDIT PARTNERS SUB, LTD.)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2014

8. SUBSEQUENT EVENTS

On July 7, 2014 the Company filed Pre-Effective Amendment No. 1 to its registration statement (“Registration Statement”) on Form N-2 with the SEC in response to certain questions and comments raised by the SEC staff and to supplement and complete other information included in the Registration Statement. Subsequently, on July 10, 2014, the Company filed an application with the SEC for an exemptive order under certain provisions of the Investment Company Act of 1940 to permit the Company to engage in certain co-investment transactions with the Private Fund. In addition, on August 1, 2014, the Company filed Pre-Effective Amendment No. 2 to its Registration Statement with the SEC to supplement certain financial information relating to the investments held by the Company as of June 30, 2014. In connection with the proposed initial public offering of the Company, the Parent Company intends to contribute an additional $25 million in cash to the Company.

Management of the Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 28, 2014, the date the Company’s Financial Statements were available to be issued. Management has determined that there are no events in addition to those described above that would require adjustment to or disclosure in the Company’s Financial Statements and related Notes through this date.

II.	Supplemental Information

EAGLE POINT CREDIT COMPANY LLC

20 Horseneck Lane

Greenwich, Connecticut

APPROVAL OF ADVISORY AGREEMENT

Background

At various meetings (“Meetings”) of the Board of Directors of Eagle Point Credit Company LLC (the “Company”) beginning with the organizational meeting of the Board held on May 1, 2014, the Directors, including the Directors who are not “interested persons” of the Company (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended, considered and approved an investment advisory agreement (the “Investment Advisory Agreement”) between Eagle Point Credit Management LLC (the “Adviser”) and the Company, pursuant to which the Adviser provides the Company with investment advisory services.

At the Meetings, the Directors reviewed the Investment Advisory Agreement and other related information, including information regarding the terms of the Investment Advisory Agreement; the nature, extent and quality of the services to be provided by the Adviser; the fees and expenses to be paid by the Company; the extent to which economies of scale might be realized as the Company grows; and any potential benefits to be derived by the Adviser. The Independent Directors discussed with management the materials provided by management prior to the Meetings. The Independent Directors also received a memorandum from the Company’s legal counsel concerning the duties of board members in considering approval of investment advisory agreements.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services Provided

The Board reviewed and considered the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement. The Board also reviewed and considered the qualifications, background and expertise of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Company, including their experience in managing portfolios of CLO securities and the CLO industry knowledge of the Adviser’s Senior Investment Team. In addition, the Board reviewed the financial stability of the Adviser.

Performance, Fees and Expenses of the Company

Past performance of Eagle Point Credit Partners LP (the “Private Fund”), the Company’s ultimate parent company, was considered by the Board because (1) the Company’s initial portfolio represented a pro rata portion of the Private Fund’s investment portfolio at the time such portfolio was contributed to the Company by its parent company, and (2) the Company intends to pursue an investment strategy that is substantially similar to that of the Private Fund. The Board also considered the performance of other funds whose investment strategies were comparable (but not identical) to that of the Company.

The Board reviewed the advisory fee rates proposed to be paid by the Company under the Investment Advisory Agreement. The Board also reviewed information regarding management fee and incentive fee rates paid by peer funds.

The Board also took into account that the Company may issue preferred stock, which would increase the management fee base and thus the amount of management fees received by the Adviser (because the fees are calculated on the basis of total equity base). The Board also took into account that the Adviser has a financial incentive for the Company to make use of leverage as the use of leverage has the potential to increase the Adviser’s incentive fee, which may create a conflict of interest with the Company’s shareholders.

Economies of Scale

The Board considered the potential growth of the Company. The Board considered that, based on the complexity and time required to manage the types of CLO securities sought by the Adviser, the opportunity of the Company to realize significant economies of scale are limited. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Investment Advisory Agreement at the present time.

Other Benefits to the Adviser and its Affiliates

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Company. Based on information provided by the Adviser, the Board concluded that these benefits did not appear to be material at the present time.

Conclusion

After deliberation and consideration of the information provided, including weighing the above factors, the Board unanimously concluded that it would be in the best interests of the Company to approve the Investment Advisory Agreement. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that each Director may have weighed these factors differently in reaching their individual decisions to approve the Investment Advisory Agreement.

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II.	Supplemental Information (continued)

FINANCIAL HIGHLIGHTS For the period June 6, 2014 (commencement of operations) through June 30, 2014 (expressed in U.S. dollars) (unaudited)

PER SHARE DATA
Net asset value at beginning of period	$62.12
Income from Operations
Net investment income	0.01
Net realized and unrealized gain	0.95
Total income from operations	0.96
Less distributions from:
Net investment income	—
Total distributions	—
Net asset value at end of period	63.08
TOTAL RETURN	1.55%
NET ASSETS, END OF PERIOD (000s)	$157,714
RATIO TO AVERAGE NET ASSETS:
Gross expenses	0.00%
Net expenses	0.00%
Net investment income	0.01%
PORTFOLIO TURNOVER RATE	6.68%

DIRECTOR COMPENSATION

No compensation was paid by the Company to any officer or director of the Company during the period ended June 30, 2014.

PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling collect 1-203-862-3150; and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

FORM N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s web site at http://www.sec.gov within 60 days after the Company’s first and third fiscal quarters. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling collect 1-203-862-3150.

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ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recently filed registration statement on Form N-2 (File Nos. 333-196590 and 811-22974).

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There have been no purchases of equity securities by or on behalf of the Registrant of shares or other units of any registered class of the Registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which security holders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE POINT CREDIT COMPANY LLC

By:	/s/ Thomas P. Majewski
Thomas P. Majewski Chief Executive Officer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Majewski
Thomas P. Majewski
Chief Executive Officer (principal executive officer)

Date:	August 29, 2014

By	/s/ Kenneth P. Onorio
Kenneth P. Onorio
Chief Financial Officer (principal financial officer)

Date:	August 29, 2014

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